Income Taxes - Summary of Composition of Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense	¥ (32)	$ (5)	¥ (86)	¥ (162)
Deferred tax benefit	0	0
Total income tax expense	¥ (32)	$ (5)	¥ (86)	¥ (162)